Fees Summary	Jun. 06, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 998,015,000.00
Previously Paid Amount	0.00
Total Fee Amount	152,796.09
Total Offset Amount	0.00
Net Fee	$ 152,796.09
Narrative - Max Aggregate Offering Amount | shares	998,015,000
Final Prospectus	true